Closure and rehabilitation provisions (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Closure and Rehabilitation Provisions

	2025	2024
	US$M	US$M
At the beginning of the financial year	9,837	9,887
Capitalised amounts for operating sites:
Change in estimate	548	463
Exchange translation	(61)	(58)
Adjustments charged/(credited) to the income statement:
Change in estimate	112	85
Exchange translation	(11)	(47)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	510	556
Divestment of subsidiaries and operations 1	–	(652)
Expenditure on closure and rehabilitation activities	(468)	(395)
Other movements	1	(2)

At the end of the financial year	10,468	9,837

Comprising:
Current	662	610
Non-current	9,806	9,227

Operating sites	6,908	6,349
Closed sites	3,560	3,488

1	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024.

Summary of Profile of Closure and Rehabilitation Cash Flows
Profile of closure and rehabilitation cash flows
The table below indicates the estimated profile of the Group’s closure and rehabilitation provisions. The profile reflects the undiscounted forecast cash flows that underpin the provisions. In some instances, the Group has an obligation to rehabilitate and maintain a closed site for an indefinite period. For the purpose of this analysis, the cashflow period has been restricted to 100 years.

Proportion of the Group’s undiscounted forecast cashflows	2025%	2024%
In one year or less	4	3
In more than one year but not more than two years	3	3
In more than two years but not more than five years	10	8
In more than five years but not more than ten years	15	15
In more than ten years	68	71

Total	100	100